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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              March 31, 2006
                                                     ---------------------------

Check here if Amendment         [ ];                 Amendment Number:   _______

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
                  --------------------------------------------------------------
Address:               4401 Northside Parkway, Suite 390
                  --------------------------------------------------------------
                       Atlanta, Georgia  30327
                  --------------------------------------------------------------

                  --------------------------------------------------------------

Form 13F File Number:      28-10856
                           --------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Kyle Tomlin
                  --------------------------------------------------------------
         Title:                 Manager
                  --------------------------------------------------------------
         Phone:                 (404) 949-3101
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

              /s/ Kyle Tomlin           Atlanta, Georgia            4/3/06
         --------------------------   ----------------------     ------------
              [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

        NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               NONE
                                             -----------------------------------

Form 13F Information Table Entry Total:          82
                                             -----------------------------------

Form 13F Information Table Value Total:      $   146,190
                                             -----------------------------------
                                                        (thousands)



List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE

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                                                     FORM 13F INFORMATION TABLE


                                                                                                            Voting Authority
                                Title
                                -----
                                 of                 Value     SHRs or                      Investment  Other
                                 --                 -----     -------                      ----------  -----
      Name of Issuer            Class    CUSIP     (x$1000)  PRN Amount  SH/PRN  Put/Call  Discretion Managers   Sole  Shared  None
      --------------            -----    -----     --------  ----------  ------  --------  ---------- --------   ----  ------  ----

AAR CORP                         COM    000361105     2,734     96,000     SH       SOLE                        2,734
ACCENTURE LTD-CL A               COM    G1150G111       583     19,400     SH       SOLE                          583
ALLSCRIPTS HEALTHCARE SOLUT      COM    01988P108       544     29,700     SH       SOLE                          544
ARCH COAL INC                    COM    039380100       608      8,000     SH       SOLE                          608
ARTHROCARE CORP                  COM    043136100     2,439     51,000     SH       SOLE                        2,439
ASTEC INDUSTRIES INC             COM    046224101       707     19,700     SH       SOLE                          707
BELDEN CDT INC                   COM    077454106       654     24,000     SH       SOLE                          654
BERRY PETROLEUM CO-CLASS A       COM    85789105      2,923     42,700     SH       SOLE                        2,923
BIOVAIL CORP                     COM    09067J109       543     22,300     SH       SOLE                          543
BJ SERVICES CO                   COM    055482103     2,432     70,300     SH       SOLE                        2,432
CAREER EDUCATION CORPORATION     COM    141665109     4,528    120,000     SH       SOLE                        4,528
CENTENE CORP DEL                 COM    15135B101     1,969     67,500     SH       SOLE                        1,969
CERADYNE INC                     COM    156710105     2,819     56,500     SH       SOLE                        2,819
CHAMPION ENTERPRISES INC         COM    158496109     2,609    174,400     SH       SOLE                        2,609
CHECKFREE CORP                   COM    162813109       596     11,800     SH       SOLE                          596
CHESAPEAKE ENERGY CORP           COM    165167107       634     20,200     SH       SOLE                          634
CHINA LIFE INSURANCE CO          COM    16939P106     4,528     88,700     SH       SOLE                        4,528
CIA VALE DO RIO DOCE-ADR         COM    204412209       616     12,700     SH       SOLE                          616
CIRCUIT CITY STORES INC          COM    172737108       588     24,000     SH       SOLE                          588
COLUMBUS MCKINNON CORP/NY        COM    199333105       584     21,700     SH       SOLE                          584
COMPANHIA VALE                   COM    204412209     2,592     53,400     SH       SOLE                        2,592
COMPUCREDIT CORP                 COM    20478N100     2,190     59,500     SH       SOLE                        2,190
COOPER CAMERON CORP              COM    216640102       670     15,200     SH       SOLE                          670
CORNING INC                      COM    219350105     3,211    119,300     SH       SOLE                        3,211
CSX CORP                         COM    126408103       658     11,000     SH       SOLE                          658
EAGLE MATERIALS INC              COM    26969P108       689     10,800     SH       SOLE                          689
ENSCO INTERNATIONAL INC          COM    26874Q100       535     10,400     SH       SOLE                          535
EXPRESS SCRIPTS INC-CL A         COM    302182100     2,013     22,900     SH       SOLE                        2,013
FIRST MARBLEHEAD CORP            COM    320771108     2,336     54,000     SH       SOLE                        2,336
GILEAD SCIENCES INC              COM    375558103     2,290     36,800     SH       SOLE                        2,290
HALLIBURTON CO                   COM    406216101     2,855     39,100     SH       SOLE                        2,855
HEADWATERS INC.                  COM    42210P102     2,686     67,500     SH       SOLE                        2,686
HELIX ENERGY SOLUTIONS GROUP     COM    42330P107     2,441     64,400     SH       SOLE                        2,441
HELMERICH & PAYNE                COM    423452101       642      9,200     SH       SOLE                          642
HEWLETT-PACKARD CO               COM    428236103       605     18,400     SH       SOLE                          605
HOME DEPOT INC                   COM    437076102       605     14,300     SH       SOLE                          605
INTERSIL HOLDINGS                COM    46069S109     2,198     76,000     SH       SOLE                        2,198
J2 GLOBAL COMM                   COM    46626E205     2,068     44,000     SH       SOLE                        2,068
JABIL CIRCUITING                 COM    466313103     2,490     58,100     SH       SOLE                        2,490
JLG INDUSTRIES INC               COM    466210101     3,541    115,000     SH       SOLE                        3,541
JOY GLOBAL INC                   COM    481165108     3,846     64,350     SH       SOLE                        3,846
JUNIPER NETWORKS INC.            COM    48203R104     1,631     85,300     SH       SOLE                        1,631
LEGG MASON INC                   COM    524901105       564      4,500     SH       SOLE                          564
LENNER CORP                      COM    526057104     5,150     85,300     SH       SOLE                        5,150
MANTECH INTERNATIONAL CORP       COM    564563104     2,575     77,500     SH       SOLE                        2,575
MARVELL TECHNOLOGY GROUP LTD     COM    G5876H105     1,834     33,900     SH       SOLE                        1,834
MAVERICK TUBE CORP               COM    577914104     2,162     40,800     SH       SOLE                        2,162
MCDERMOTT INTL INC               COM    580037109       659     12,100     SH       SOLE                          659
MDC HOLDINGS INC                 COM    552676108     1,925     29,940     SH       SOLE                        1,925
MICROCHIP TECHNOLOGY INC         COM    595017104       592     16,300     SH       SOLE                          592
MOBILE TELESYS                   COM    607409109     2,387     72,100     SH       SOLE                        2,387
MOLECULAR DEVICES CORP           COM    60851C107     2,394     72,200     SH       SOLE                        2,394
MONSTER WORLDWIDE INC            COM    611742107     3,056     61,300     SH       SOLE                        3,056
MONTPELIER RE HOLDINGS LTD       COM    G621185106    1,744    107,000     SH       SOLE                        1,744
MOTOROLA INC                     COM    620076109       548     23,900     SH       SOLE                          548
NATIONAL INSTRUMENTS CORP        COM    636518102       610     18,700     SH       SOLE                          610
NEATEASE.COM                     COM    64110W102     3,141    128,000     SH       SOLE                        3,141
NEWALTA INCOME FUND              COM    65020R109       727     28,700     SH       SOLE                          727
NEWFIELD EXPLORATION CO          COM    651290108     1,655     39,500     SH       SOLE                        1,655
NVIDIA CORP                      COM    67066G104     3,184     55,600     SH       SOLE                        3,184
OMNIVISION TECHNOLOGIES          COM    682128103       716     23,700     SH       SOLE                          716
OPEN JT STK CO-VIMPEL COMMUN     COM    68370R109     5,006    116,400     SH       SOLE                        5,006
OXFORD INDUSTRIES INC            COM    691497309       516     10,100     SH       SOLE                          516
PATTERSON-UTI ENERGY INC         COM    703481101       511     16,000     SH       SOLE                          511
PEABODY ENERGY CORP              COM    704549104       655     13,000     SH       SOLE                          655
PLEXUS CORP                      COM    729132100     3,321     88,400     SH       SOLE                        3,321
PRUDENTIAL FINANCIAL INC         COM    744320102     1,971     26,000     SH       SOLE                        1,971
RIDER RESOURCES LTD              COM    765698204       401     31,900     SH       SOLE                          401
SCHLUMBERGER LTD                 COM    806857108     3,215     25,400     SH       SOLE                        3,215
SEI INVESTMENTS CO               COM    784117103     1,986     49,000     SH       SOLE                        1,986
STEELCASE INC-CL A               COM    858155203       626     34,800     SH       SOLE                          626
TETRA TECHNOLOGIES INC           COM    88162F105       767     16,300     SH       SOLE                          767
TEXAS INSTRUMENTS INC            COM    882508104     1,932     59,500     SH       SOLE                        1,932
TIDEWATER INC                    COM    886423102       613     11,100     SH       SOLE                          613
TRINITY INDUSTRIES               COM    896522109       631     11,600     SH       SOLE                          631
UNITED HEALTH GROUP INC          COM    91324P102     2,469     44,200     SH       SOLE                        2,469
UNIVERSAL FOREST PRODUCTS        COM    913543104       622      9,800     SH       SOLE                          622
VIASAT INC                       COM    92552V100       582     20,300     SH       SOLE                          582
WELLPOINT INC                    COM    94973V107     2,803     36,200     SH       SOLE                        2,803
WESCO INTERNATIONAL INC.         COM    95082P105     4,271     62,800     SH       SOLE                        4,271
WR BERKLEY CORP                  COM    084423102       621     10,700     SH       SOLE                          621
XEROX CORP                       COM    984121103       619     40,700     SH       SOLE                          619
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